Consolidated Statements of Changes in Equity - USD ($) shares in Millions, $ in Millions	Total	Common Shares [Member]	Contributed Surplus [Member]	Retained Earnings [Member]	AOCL [Member]	Noncontrolling Interest [Member]
Beginning Balance at Dec. 31, 2021	$ 12,225	$ 3,403	$ 102	$ 9,231	$ (900)	$ 389
Beginning Balance, shares at Dec. 31, 2021		297.9
Net income	641			592		49
Other comprehensive (loss) income	(259)				(223)	(36)
Contribution by non-controlling interests	5					5
Purchase of non-controlling interests	(8)					(8)
Shares issued on exercise of stock options	8	$ 9	(1)
Shares issued on exercise of stock options, shares		0.2
Release of stock and stock units		$ 21	(21)
Release of stock and stock units, shares		0.5
Tax withholdings on vesting of equity awards	(15)	$ (2)		(13)
Tax withholdings on vesting of equity awards, shares		(0.2)
Repurchase and cancellation under normal course issuer bids [note20]	(780)	$ (141)		(648)	9
Repurchase and cancellation under normal course issuer bids [note20], shares		(12.6)
Stock-based compensation expense	31		31
Business combinations	47					47
Dividends paid to non-controlling interests	(46)					(46)
Dividends paid	(514)	$ 9		(523)
Dividends paid, shares		0.1
Ending Balance at Dec. 31, 2022	11,335	$ 3,299	111	8,639	(1,114)	400
Ending Balance, shares at Dec. 31, 2022		285.9
Net income	1,286			1,213		73
Other comprehensive (loss) income	200				217	(17)
Contribution by non-controlling interests	11					11
Shares issued on exercise of stock options	20	$ 25	(5)
Shares issued on exercise of stock options, shares		0.5
Release of stock and stock units		$ 26	(26)
Release of stock and stock units, shares		0.4
Tax withholdings on vesting of equity awards	(11)	$ (2)		(9)
Tax withholdings on vesting of equity awards, shares		(0.2)
Repurchase and cancellation under normal course issuer bids [note20]	(13)	$ (2)		(10)	(1)
Repurchase and cancellation under normal course issuer bids [note20], shares		(0.2)
Stock-based compensation expense	45		45
Dividends paid to non-controlling interests	(74)					(74)
Dividends paid	(522)	$ 8		(530)
Dividends paid, shares		0.2
Ending Balance at Dec. 31, 2023	$ 12,277	$ 3,354	$ 125	$ 9,303	$ (898)	$ 393
Ending Balance, shares at Dec. 31, 2023		286.6